Financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 50	$ 50
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	268	106
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	268	106
Recurring fair value measurement [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	83	109
Recurring fair value measurement [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	125	120
Recurring fair value measurement [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	39	42
Recurring fair value measurement [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,670	1,680
Recurring fair value measurement [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	172	210
Recurring fair value measurement [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	737	799
Recurring fair value measurement [member] | Long term financial investments [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	761	671
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	21	24
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	169	208
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	11	15
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	158	193
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	268	106
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	268	106
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	8	7
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	8	7
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	83	109
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	125	120
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	18	18
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,493	1,465
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	161	195
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	571	599
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 761	$ 671